Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

The table below includes the compensation of our NEOs and company performance metrics for fiscal years ended December 31, 2023, 2022, 2021, and 2020.

	Summary Compen-	Summary Compen- sation	Summary Compen-	Compen-	Compen- sation	Compen-	Average Summary Compen- sation	Average Compen- sation	Value of Initial Fixed $100 Investment Based on:
Year	sation Table Total for First PEO	Table Total for Second PEO	sation Table Total for Third PEO	sation Actually Paid to First PEO	Actually Paid to Second PEO	sation Actually Paid to Third PEO	Table Total for Non-PEO NEOs	Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Shareholder Return(1)	Net Income(2)	Diluted EPS
2023	5,291,042	n/a	n/a	(1,274,980)	n/a	n/a	1,718,066	190,758	54	130	(2.2)	(0.07)
2022	5,394,470	n/a	n/a	7,321,335	n/a	n/a	1,632,294	1,902,483	81	124	211.6	5.50
2021	4,822,288	n/a	n/a	3,458,254	n/a	n/a	2,158,730	1,915,624	82	146	118.1	2.95
2020	2,831,502	1,736,323	146,618	2,393,213	1,843,148	(7,807,582)	1,576,121	1,106,292	87	117	181.4	4.37
(1)	The peer group used for this purpose is the following published industry index: S&P 600 Chemicals Index.
(2)	Represents the amount of Net Income reflected in the Company’s audited financial statements for the applicable year. In FY23, the Company experienced a net loss due to lower operating earnings and restructuring combined with a higher interest expense associated with the Ozark acquisition. Overall, weak industrial demand reduced production volume.

The table below shows the additions and deductions to calculate Compensation Actually Paid as well as the executives covered in each fiscal year.(1)

	2020				2021		2022		2023
	1st PEO	2nd PEO	3rd PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO
	John C. Fortson	Richard B. Kelson	D. Michael Wilson	Michael P. Smith; S. Edward Woodcock; Katherine P. Burgeson.	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Michael P. Smith; S. Edward Woodcock	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; S. Edward Woodcock; Rich White	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Rich White; S. Edward Woodcock
SCT Total	2,831,502	1,736,323	146,618	1,576,121	4,822,288	2,158,730	5,394,470	1,632,294	5,291,042	1,718,066
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(1,636,289)	(113,246)	0	(533,400)	(2,475,054)	(1,077,066)	(2,820,065)	(630,718)	(4,000,032)	(1,049,604)
Increase of Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,727,897	220,071	0	719,028	2,360,413	1,051,388	3,312,410	735,497	1,227,626	282,949
Increase of Fair Value of Awards Granted during Applicable FY that Vested as of Applicable FY End, determined as of Applicable FY End	0	0	0	73,511	0	0	0	0	0	0
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End	(672,008)	0	0	(259,354)	(1,109,324)	(178,326)	1,512,795	196,153	(3,874,416)	(824,666)
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date	(857,888)	0	(978,694)	(321,375)	(140,069)	(39,102)	(78,275)	(30,741)	286,706	81,323
Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0	(6,975,507)	(66,686)	0	0	0	0	(205,906)	(17,310)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0	0	0	0	0	0	0	0	0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0	0	0	0	0	0	0	0	0

	2020				2021		2022		2023
	1st PEO	2nd PEO	3rd PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO
	John C. Fortson	Richard B. Kelson	D. Michael Wilson	Michael P. Smith; S. Edward Woodcock; Katherine P. Burgeson.	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Michael P. Smith; S. Edward Woodcock	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; S. Edward Woodcock; Rich White	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Rich White; S. Edward Woodcock
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	0	0	0	(81,553)	0	0	0	0	0	0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	0	0	0	0	0	0	0	0	0	0
Total Adjustments	(438,289)	106,825	(7,954,200)	(469,829)	(1,364,034)	(243,106)	1,926,865	270,190	(6,566,022)	(1,527,308)
Compensation Actually Paid	2,393,213	1,843,148	(7,807,582)	1,106,292	3,458,254	1,915,624	7,321,335	1,902,483	(1,274,980)	190,758

(1)	Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Company Selected Measure Name		Diluted EPS
Peer Group Issuers, Footnote [Text Block]		The peer group used for this purpose is the following published industry index: S&P 600 Chemicals Index.
Adjustment To PEO Compensation, Footnote [Text Block]

	2020				2021		2022		2023
	1st PEO	2nd PEO	3rd PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO
	John C. Fortson	Richard B. Kelson	D. Michael Wilson	Michael P. Smith; S. Edward Woodcock; Katherine P. Burgeson.	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Michael P. Smith; S. Edward Woodcock	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; S. Edward Woodcock; Rich White	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Rich White; S. Edward Woodcock
SCT Total	2,831,502	1,736,323	146,618	1,576,121	4,822,288	2,158,730	5,394,470	1,632,294	5,291,042	1,718,066
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(1,636,289)	(113,246)	0	(533,400)	(2,475,054)	(1,077,066)	(2,820,065)	(630,718)	(4,000,032)	(1,049,604)
Increase of Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,727,897	220,071	0	719,028	2,360,413	1,051,388	3,312,410	735,497	1,227,626	282,949
Increase of Fair Value of Awards Granted during Applicable FY that Vested as of Applicable FY End, determined as of Applicable FY End	0	0	0	73,511	0	0	0	0	0	0
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End	(672,008)	0	0	(259,354)	(1,109,324)	(178,326)	1,512,795	196,153	(3,874,416)	(824,666)
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date	(857,888)	0	(978,694)	(321,375)	(140,069)	(39,102)	(78,275)	(30,741)	286,706	81,323
Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0	(6,975,507)	(66,686)	0	0	0	0	(205,906)	(17,310)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0	0	0	0	0	0	0	0	0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0	0	0	0	0	0	0	0	0

	2020				2021		2022		2023
	1st PEO	2nd PEO	3rd PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO
	John C. Fortson	Richard B. Kelson	D. Michael Wilson	Michael P. Smith; S. Edward Woodcock; Katherine P. Burgeson.	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Michael P. Smith; S. Edward Woodcock	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; S. Edward Woodcock; Rich White	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Rich White; S. Edward Woodcock
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	0	0	0	(81,553)	0	0	0	0	0	0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	0	0	0	0	0	0	0	0	0	0
Total Adjustments	(438,289)	106,825	(7,954,200)	(469,829)	(1,364,034)	(243,106)	1,926,865	270,190	(6,566,022)	(1,527,308)
Compensation Actually Paid	2,393,213	1,843,148	(7,807,582)	1,106,292	3,458,254	1,915,624	7,321,335	1,902,483	(1,274,980)	190,758

(1)	Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,718,066	$ 1,632,294	$ 2,158,730	$ 1,576,121
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 190,758	1,902,483	1,915,624	1,106,292
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2020				2021		2022		2023
	1st PEO	2nd PEO	3rd PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO
	John C. Fortson	Richard B. Kelson	D. Michael Wilson	Michael P. Smith; S. Edward Woodcock; Katherine P. Burgeson.	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Michael P. Smith; S. Edward Woodcock	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; S. Edward Woodcock; Rich White	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Rich White; S. Edward Woodcock
SCT Total	2,831,502	1,736,323	146,618	1,576,121	4,822,288	2,158,730	5,394,470	1,632,294	5,291,042	1,718,066
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(1,636,289)	(113,246)	0	(533,400)	(2,475,054)	(1,077,066)	(2,820,065)	(630,718)	(4,000,032)	(1,049,604)
Increase of Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,727,897	220,071	0	719,028	2,360,413	1,051,388	3,312,410	735,497	1,227,626	282,949
Increase of Fair Value of Awards Granted during Applicable FY that Vested as of Applicable FY End, determined as of Applicable FY End	0	0	0	73,511	0	0	0	0	0	0
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End	(672,008)	0	0	(259,354)	(1,109,324)	(178,326)	1,512,795	196,153	(3,874,416)	(824,666)
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date	(857,888)	0	(978,694)	(321,375)	(140,069)	(39,102)	(78,275)	(30,741)	286,706	81,323
Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0	(6,975,507)	(66,686)	0	0	0	0	(205,906)	(17,310)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0	0	0	0	0	0	0	0	0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0	0	0	0	0	0	0	0	0

	2020				2021		2022		2023
	1st PEO	2nd PEO	3rd PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO	1st PEO	Average Non-PEO NEO
	John C. Fortson	Richard B. Kelson	D. Michael Wilson	Michael P. Smith; S. Edward Woodcock; Katherine P. Burgeson.	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Michael P. Smith; S. Edward Woodcock	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; S. Edward Woodcock; Rich White	John C. Fortson	Mary Dean Hall; Stacy L. Cozad; Rich White; S. Edward Woodcock
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	0	0	0	(81,553)	0	0	0	0	0	0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	0	0	0	0	0	0	0	0	0	0
Total Adjustments	(438,289)	106,825	(7,954,200)	(469,829)	(1,364,034)	(243,106)	1,926,865	270,190	(6,566,022)	(1,527,308)
Compensation Actually Paid	2,393,213	1,843,148	(7,807,582)	1,106,292	3,458,254	1,915,624	7,321,335	1,902,483	(1,274,980)	190,758

(1)	Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Tabular List

The table below represents the most important financial performance measures used by Ingevity to link compensation actually paid to our named executive officers to company performance for FY23, as discussed further in our Compensation Discussion and Analysis (CD&A).

STIP Adjusted EBITDA*
STIP Adjusted Revenue*
Diluted EPS

*	Definitions and reconciliations, if applicable, of the non-GAAP financial measures shown above can be found in Appendix A.

Total Shareholder Return Amount		$ 54	81	82	87
Peer Group Total Shareholder Return Amount	[2]	130	124	146	117
Net Income (Loss) Attributable to Parent	[3]	$ (2,200,000)	$ 211,600,000	$ 118,100,000	$ 181,400,000
Company Selected Measure Amount | $ / shares		(0.07)	5.50	2.95	4.37
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	[4]	STIP Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	[4]	STIP Adjusted Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Diluted EPS
Non-PEO NEO [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	$ (1,049,604)	$ (630,718)	$ (1,077,066)	$ (533,400)
Non-PEO NEO [Member] | Increase of Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	282,949	735,497	1,051,388	719,028
Non-PEO NEO [Member] | Increase of Fair Value of Awards Granted during Applicable FY that Vested as of Applicable FY End, determined as of Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	0	0	0	73,511
Non-PEO NEO [Member] | Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	(824,666)	196,153	(178,326)	(259,354)
Non-PEO NEO [Member] | Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	81,323	(30,741)	(39,102)	(321,375)
Non-PEO NEO [Member] | Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	(17,310)	0	0	(66,686)
Non-PEO NEO [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	0	0	0	0
Non-PEO NEO [Member] | Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	0	0	0	0
Non-PEO NEO [Member] | Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	0	0	0	(81,553)
Non-PEO NEO [Member] | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	0	0	0	0
Non-PEO NEO [Member] | Total Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	(1,527,308)	270,190	(243,106)	(469,829)
John C. Fortson
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	5,291,042	5,394,470	4,822,288	2,831,502
PEO Actually Paid Compensation Amount	[1]	$ (1,274,980)	$ 7,321,335	$ 3,458,254	$ 2,393,213
John C. Fortson | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		John C. Fortson	John C. Fortson	John C. Fortson	John C. Fortson
John C. Fortson | PEO [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	$ (4,000,032)	$ (2,820,065)	$ (2,475,054)	$ (1,636,289)
John C. Fortson | PEO [Member] | Increase of Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	1,227,626	3,312,410	2,360,413	2,727,897
John C. Fortson | PEO [Member] | Increase of Fair Value of Awards Granted during Applicable FY that Vested as of Applicable FY End, determined as of Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	0	0	0	0
John C. Fortson | PEO [Member] | Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	(3,874,416)	1,512,795	(1,109,324)	(672,008)
John C. Fortson | PEO [Member] | Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	286,706	(78,275)	(140,069)	(857,888)
John C. Fortson | PEO [Member] | Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	(205,906)	0	0	0
John C. Fortson | PEO [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	0	0	0	0
John C. Fortson | PEO [Member] | Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	0	0	0	0
John C. Fortson | PEO [Member] | Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	0	0	0	0
John C. Fortson | PEO [Member] | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	0	0	0	0
John C. Fortson | PEO [Member] | Total Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	$ (6,566,022)	$ 1,926,865	$ (1,364,034)	(438,289)
Richard B. Kelson
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]				1,736,323
PEO Actually Paid Compensation Amount	[1]				$ 1,843,148
Richard B. Kelson | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name					Richard B. Kelson
Richard B. Kelson | PEO [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]				$ (113,246)
Richard B. Kelson | PEO [Member] | Increase of Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]				220,071
Richard B. Kelson | PEO [Member] | Increase of Fair Value of Awards Granted during Applicable FY that Vested as of Applicable FY End, determined as of Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]				0
Richard B. Kelson | PEO [Member] | Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]				0
Richard B. Kelson | PEO [Member] | Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]				0
Richard B. Kelson | PEO [Member] | Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]				0
Richard B. Kelson | PEO [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]				0
Richard B. Kelson | PEO [Member] | Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]				0
Richard B. Kelson | PEO [Member] | Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]				0
Richard B. Kelson | PEO [Member] | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]				0
Richard B. Kelson | PEO [Member] | Total Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]				106,825
D. Michael Wilson
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]				146,618
PEO Actually Paid Compensation Amount	[1]				$ (7,807,582)
D. Michael Wilson | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name					D. Michael Wilson
D. Michael Wilson | PEO [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]				$ 0
D. Michael Wilson | PEO [Member] | Increase of Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]				0
D. Michael Wilson | PEO [Member] | Increase of Fair Value of Awards Granted during Applicable FY that Vested as of Applicable FY End, determined as of Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]				0
D. Michael Wilson | PEO [Member] | Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]				0
D. Michael Wilson | PEO [Member] | Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]				(978,694)
D. Michael Wilson | PEO [Member] | Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]				(6,975,507)
D. Michael Wilson | PEO [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]				0
D. Michael Wilson | PEO [Member] | Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]				0
D. Michael Wilson | PEO [Member] | Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]				0
D. Michael Wilson | PEO [Member] | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]				0
D. Michael Wilson | PEO [Member] | Total Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]				$ (7,954,200)
Michael P.Smith | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name				Michael P.Smith	Michael P.Smith
S. Edward Woodcock | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		S. Edward Woodcock	S. Edward Woodcock	S. Edward Woodcock	S. Edward Woodcock
Katherine P. Burgeson | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name					Katherine P.Burgeson
Mary Dean Hall | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Mary Dean Hall	Mary Dean Hall	Mary Dean Hall
Stacy L. Cozad | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Stacy L.Cozad	Stacy L.Cozad	Stacy L.Cozad
Rich White | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Rich White	Rich White

[1]	Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
[2]	The peer group used for this purpose is the following published industry index: S&P 600 Chemicals Index.
[3]	Represents the amount of Net Income reflected in the Company’s audited financial statements for the applicable year. In FY23, the Company experienced a net loss due to lower operating earnings and restructuring combined with a higher interest expense associated with the Ozark acquisition. Overall, weak industrial demand reduced production volume.
[4]	Definitions and reconciliations, if applicable, of the non-GAAP financial measures shown above can be found in Appendix A.